Business Acquisitions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023
Business Acquisitions [Abstract]
Cash consideration	¥ 3,850
Cash and cash equivalents	86	¥ 40,000
Intangible assets	10,699
Goodwill	14,051
Acquired noncontrolling interests	¥ 22,400